Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000242831
Shareholder Report [Line Items]
Fund Name	Hull Tactical US ETF
Trading Symbol	HTUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hull Tactical US ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hulltacticalfunds.com/htus/documents/. You can also request this information by contacting us at (844) 484-2484.
Additional Information Phone Number	(844) 484-2484
Additional Information Website	https://www.hulltacticalfunds.com/htus/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hull Tactical US ETF	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
AssetsNet	$ 114,164,347
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 340,473
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,164,347
Number of Portfolio Holdings	144
Advisory Fee	$340,473
Portfolio Turnover	50%

Holdings [Text Block]

Asset Type Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	45.8%
Index Option	0.3%
U.S. Treasury Obligations	18.3%
Exchange-Traded Funds	35.6%